Intangible Assets (Schedule of Intangible Assets) (Details) (USD $)				12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Software Development [Member]	Mar. 31, 2013 Software Development [Member]	Mar. 31, 2014 Patents and Trademarks [Member]	Mar. 31, 2013 Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount		$ 701,341	$ 701,341	$ 547,127	$ 547,127	$ 154,214	$ 154,214
Accumulated Amortization		(521,255)	(429,078)	(465,543)	(374,827)	(55,712)	(54,251)
Net Amount	$ 167,425	$ 180,086	$ 272,263	$ 81,584	$ 172,300	$ 98,502	$ 99,963
Weighted Average Amortization Period (years)				1 year 7 months 6 days	2 years 7 months 6 days	4 years 10 months 24 days	5 years 10 months 24 days